12. THIRD PARTY BORROWINGS	6 Months Ended
Jun. 30, 2015
Debt Disclosure [Abstract]
NOTE 12. THIRD PARTY BORROWINGS

Short-term borrowings

A summary of the Company’s short-term borrowings is as follows (in thousands):

	Weighted-average interest rate
	June 30,	December 31,		June 30,	December 31,
	2015	2014	Maturities	2015	2014
				(unaudited)

Short-term bank loans	6.76%	7.07%	November 2015 to March 2016	$98,142	$155,342

Short-term bank loans represent loans from local banks that were used for working capital and capital expenditures purposes. The loans bore interest at rates in the range of 6.63% to 6.90% as of June 30, 2015, are denominated in RMB and have terms maturing within one year. All of the loans due before the filing date were repaid.

Long-term borrowings

A summary of the Company’s long-term borrowings is as follows (in thousands):

	Weighted- average interest rate
	June 30,	December 31,		June 30,	December 31,
	2015	2014	Maturities	2015	2014
				(unaudited)

Long-term bank loans	6.77%	6.77%	August 2016	$16,357	$17,159
Less: current maturities of long-term bank loans	6.77%	6.77%		3,271	2,451
Long-term bank loans				$13,086	14,708

Long-term bank loans represent a loan from a local bank that was used for working capital purposes. The loan bears interest at 6.77% as of June 30, 2015, is denominated in RMB and will mature in August 2016.

The total carrying amount of property, equipment and leasehold improvements that have been pledged as collateral to secure financing from commercial banks is $72.1 million and $43.3 million as of June 30, 2015 and December 31, 2014 respectively. The total carrying amount of long-term net investment in direct financing and sales-type lease receivables that have been pledged as collateral to secure financing from commercial banks is nil and $330.9 million as of June 30, 2015 and December 31, 2014, respectively. The total carrying amount of accounts receivable that have been pledged as collateral to secure financing from commercial banks is nil and $9.4 million as of June 30, 2015 and December 31, 2014 respectively.